Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contingencies [Abstract]
Contingencies
25.	Contingencies

On January 29, 2024, the Company was informed that Mr. Shailesh Bhushan, the former Chief Financial Officer of the Company, filed a complaint with the Employment Standards Branch of British Columbia claiming unpaid salary and invoices in the aggregate amount of CAD $271,990 from the period December 2022 through November 2023. The Company previously offered to Mr. Bhushan an annual salary of CAD $60,000 and as such, believes the claim to be frivolous, strongly disputes the amount claimed, and intends to vigorously defend itself. The Employment Standards Branch has prepared its Investigative Report in the matter and the report will be provided to the adjudicator who will determine the complaint. Following disclosure of the Investigative Report Mr. Bhushan has sought to withdraw his Employment Standards Branch complaint against the Company in order to pursue the same claims in the court action described below. The Company is objecting to Mr. Bhushan’s request to withdraw on the basis, among other things, of abuse of process. As of May 15, 2026, no decision has yet been made on the Company’s objection or the complaint.

On February 23, 2024, Mr. Bhushan filed a Notice of Civil Claim in the Supreme Court of British Columbia against Akanda alleging constructive dismissal and claiming severance pay, general damages, aggravated and punitive damages, and allegedly unpaid salary and bonus. He also seeks special costs. Mr. Bhushan has named Akanda directors Jatinder Dhaliwal, Katharyn Field, David Jenkins, and Harvinder Singh as defendants, whom he alleges are personally liable for unpaid wages. The Company and the other defendants filed their Response to Civil Claim on May 2, 2024. The Company denies all liability and takes the position that Mr. Bhushan was terminated for just cause. The Company also disputes the amounts claimed, and denies that Akanda and Halo are a common employer. The proceeding is at the discovery stage and no trial date has been set. As of May 15, 2026, to the Company’s knowledge Mr. Bhushan has not yet attempted to amend his Notice of Civil Claim to include the claims he seeks to withdraw from the Employment Standards Branch complaint. The Company intends to object to any attempt to so amend on the basis, among other things, of abuse of process.

On September 10, 2024, Dallas Dunkley filed a claim against the Company for wrongful dismissal. The Company served its Statement of Defense on November 20, 2024. The total amount claimed in the Statement of Claim is $200,000 on account of wrongful dismissal damages, damages for loss of vacation pay, and general, aggravated, and punitive damages, plus interest and costs. The Company’s position is that Mr. Dunkley was never an employee of the Company, and therefore, is not entitled to any damages. The parties have completed mediation and examinations for discovery, and a pre-trial has been scheduled for August 27, 2026. Liability is undetermined at this time in light of the early stage of litigation.

In January 2024 and January 2025, the Company received subpoenas from the SEC, Division of Enforcement. As of June 30, 2026, no provision has been recorded because the Company does not believe that a present obligation exists for which an outflow of resources is probable and can be reliably estimated; however, the ultimate outcome of the matter cannot be predicted at this time.

28.	Contingencies

On October 20, 2022, Louisa Mojela filed a claim against Canmart and the Company for wrongful termination of her Service Agreement. The claimant sought £1,832,150.62 plus further administrative and legal fees. The Company denied her claim and lodged a counterclaim lodged for losses caused by the Claimant including a loan of US$6,849,935.69 (The loan we cited in the proceedings was $3m USD) Akanda advanced to Bophelo. On 31 January 2023, Mojela applied for summary judgment in respect of some but not all of these amounts. On October 30, 2023, Mojela’s entire application for summary judgment failed. On January 15, 2024, a Consequentials hearing was held at which the High Court subsequently awarded Akanda and Canmart £60,000 for legal costs. On 5 February 2024, Mojela sought permission to appeal of the summary judgment decision but her application for permission to appeal was refused on 11 April 2024. On 17 April, 2024, Mojela applied for a hearing to renew her application to appeal. In the meanwhile, proceedings are stayed as parties await the results of this hearing.

On December 2, 2024, the Company entered into a settlement agreement to settle this dispute for a sum of £100,000 ($129,705) and accounted the full amount as former management fees. During the year ended December 31, 2024, the Company paid the amount in full and recognized a gain on debt settlement of $9,670 in the consolidated statements of loss and comprehensive loss.

On April 29, 2023, Trevor Scott, former CFO of the Company, issued a claim against the Company for amounts owing under his employment agreement totaling £420,659.95. Claim has been denied in its entirety and a counter-claim lodged for losses caused by the Claimant. The final hearing conflicts with Mojela’s Consequentials hearing and thus the Company has applied to postpone it. During the year ended December 31, 2023, the parties entered into an agreement to settle this dispute for a sum of £67,392 to be paid in installment. During the year ended December 31, 2024, the Company paid the amount in full.

On May 12, 2023, Tejinder Virk, former CEO of the Company, issued a claim for Detriment and dismissal for alleged protected disclosures totaling £1,630,302.22 net. The claim has been denied in its entirely. Witness statements were exchanged on 30 April 2024 and the Tribunal hearing is scheduled to take place by video between 8-10, 13-17 and 20 – 22 May 2024. On May 10, 2024, the Company entered into a settlement agreement with Tejinder Virk to settle the claims for a sum of £30,000 to be paid in installment. During the year ended December 31, 2024, the Company paid the amount in full and recognized a gain on debt settlement of $25,969 in the consolidated statements of loss and comprehensive loss.

On May 15, 2023, Vidya Iyer, the Company’s former SVP of Finance issued a claim for amounts owing under her employment agreement totaling £151,774. Claim has been denied in its entirety and a counter-claim lodged for losses caused by the Claimant. Final hearing by video is slated between April 3, 2024 to April 5, 2024. Claimant updated her schedule of loss on December 19, 2023. Documents to be exchanged by January 8, 2024 with bundle to be produced by January 29, 2024. Witness statements to be exchanged by March 18, 2024. On March 27, 2024, the Company entered into a settlement agreement with Vidya Iyer to settle the claims for a sum of £30,000 to be paid in installment. During the year ended December 31, 2024, the Company paid the amount in full and recognized a gain on debt settlement of $147,437 in the consolidated statements of loss and comprehensive loss.

On January 29, 2024, the Company was informed that Mr. Shailesh Bhushan, the former Chief Financial Officer of the Company, filed a complaint with the Employment Standards Branch of British Columbia claiming unpaid salary and invoices in the aggregate amount of CAD $271,990 from the period December 2022 through November 2023. The Company previously offered to Mr. Bhushan an annual salary of CAD $60,000 and as such, believes the claim to be frivolous, strongly disputes the amount claimed, and intends to vigorously defend itself. The Employment Standards Branch has prepared its Investigative Report in the matter and the report will be provided to the adjudicator who will determine the complaint. Following disclosure of the Investigative Report Mr. Bhushan has sought to withdraw his Employment Standards Branch complaint against the Company in order to pursue the same claims in the court action described below. The Company is objecting to Mr. Bhushan’s request to withdraw on the basis, among other things, of abuse of process. As of May 15, 2026, no decision has yet been made on the Company’s objection or the complaint.

On February 23, 2024, Mr. Bhushan filed a Notice of Civil Claim in the Supreme Court of British Columbia against Akanda alleging constructive dismissal and claiming severance pay, general damages, aggravated and punitive damages, and allegedly unpaid salary and bonus. He also seeks special costs. Mr. Bhushan has named Akanda directors Jatinder Dhaliwal, Katharyn Field, David Jenkins, and Harvinder Singh as defendants, whom he alleges are personally liable for unpaid wages. The Company and the other defendants filed their Response to Civil Claim on May 2, 2024. The Company denies all liability and takes the position that Mr. Bhushan was terminated for just cause. The Company also disputes the amounts claimed, and denies that Akanda and Halo are a common employer. The proceeding is at the discovery stage and no trial date has been set. As of May 15, 2026, to the Company’s knowledge Mr. Bhushan has not yet attempted to amend his Notice of Civil Claim to include the claims he seeks to withdraw from the Employment Standards Branch complaint. The Company intends to object to any attempt to so amend on the basis, among other things, of abuse of process.

On September 10, 2024, Dallas Dunkley filed a claim against the Company for wrongful dismissal. The Company served its Statement of Defense on November 20, 2024. The total amount claimed in the Statement of Claim is $200,000 on account of wrongful dismissal damages, damages for loss of vacation pay, and general, aggravated, and punitive damages, plus interest and costs. The Company’s position is that Mr. Dunkley was never an employee of the Company, and therefore, is not entitled to any damages. The parties have completed mediation and examinations for discovery, and a pre-trial has been scheduled for August 27, 2026. Liability is undetermined at this time in light of the early stage of litigation.

In January 2024 and January 2025, the Company received subpoenas from the SEC, Division of Enforcement. As of December 31, 2025, no provision has been recorded because the Company does not believe that a present obligation exists for which an outflow of resources is probable and can be reliably estimated; however, the ultimate outcome of the matter cannot be predicted at this time.